Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Schedule of detailed income taxes

For the year ended December 31,
(M$)	2020	2019	2018
Current income taxes	(2,450)	(5,469)	(6,971)
Deferred income taxes	2,132	(403)	455
TOTAL INCOME TAXES	(318)	(5,872)	(6,516)

Schedule of deferred tax balances, including balance sheet presentation and analysis of variation

As of December 31,
(M$)	2020	2019	2018
Net operating losses and tax carry forwards	5,106	3,752	3,779
Employee benefits	1,004	970	995
Other temporary non-deductible provisions	9,068	8,660	8,409
Differences in depreciations	(14,641)	(16,029)	(15,469)
Other temporary tax deductions	(3,847)	(2,995)	(2,541)
NET DEFERRED TAX LIABILITY	(3,310)	(5,642)	(4,827)

As of December 31,
(M$)	2020	2019	2018
Deferred tax assets	7,016	6,216	6,663
Deferred tax liabilities	(10,326)	(11,858)	(11,490)
NET AMOUNT	(3,310)	(5,642)	(4,827)

As of December 31,
(M$)	2020	2019	2018
Opening balance	(5,642)	(4,827)	(5,622)
Deferred tax on income	2,132	(403)	455
Deferred tax on shareholders' equity (a)	137	255	27
Changes in scope of consolidation and others	76	(695)	151
Currency translation adjustment	(13)	28	162
CLOSING BALANCE	(3,310)	(5,642)	(4,827)
(a)	This amount includes mainly deferred taxes on actuarial gains and losses, current income taxes and deferred taxes for changes in fair value of investments inequity instruments, as well as deferred taxes related to the cash flow hedge (see Note 9 to the Consolidated Financial Statements).

Reconciliation between provision for income taxes and pre-tax income

For the year ended December 31,
(M$)	2020	2019	2018
Consolidated net income	(7,336)	11,438	11,550
Income taxes	318	5,872	6,516
Pre-tax income	(7,018)	17,310	18,066
French statutory tax rate	32.02%	34.43%	34.43%
Theoretical tax charge	2,247	(5,960)	(6,220)
Difference between French and foreign income tax rates	(1,109)	(2,007)	(3,058)
Tax effect of equity in income (loss) of affiliates	145	1,173	1,080
Permanent differences	665	1,422	1,740
Adjustments on prior years income taxes	(31)	12	(40)
Adjustments on deferred tax related to changes in tax rates	(204)	(270)	2
Variation of deferred tax assets not recognized	(2,031)	(242)	(20)
INCOME TAXES IN THE STATEMENT OF INCOME	(318)	(5,872)	(6,516)

Schedule of net operating losses and carried forward tax credits by expiration and main countries

As of December 31,
(M$)	2020	2019	2018
2019			90
2020		71	70
2021	69	48	38
2022	26	27	32
2023(a)	7	19	1,423
2024(b)	2	1,310
2025 and after	1,643
Unlimited	3,359	2,277	2,126
TOTAL	5,106	3,752	3,779
(a)	2023 and after for 2018.
(b)	2024 and after for 2019.

As of December 31, 2020 the schedule of deferred tax assets related to carried forward tax credits on net operating losses for the main countries is as follows:

	Tax
As of December 31, 2020		United			United
(M$)	Australia	States	Canada	France	Kingdom
2021
2022
2023
2024			17
2025 and after		420	1,084
Unlimited	1,140	536		900	184
TOTAL	1,140	956	1,101	900	184